Related Party Disclosures - Summary of Amounts Incurred by Entity for Provision of Key Management Personnel Services (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Amounts Incurred By Entity For Provision Of Key Management Personnel Services Provided By Separate Management Entities [Line Items]
Key management personnel compensation – salaries and other short-term employee benefits	£ 24	£ 18	£ 20
Key management personnel compensation – salaries and other short-term employee benefits	5	3	4
Key management personnel compensation – salaries and other short-term employee benefits	16	12	11
Key management personnel compensation – salaries and other short-term employee benefits	45	33	35
Salary; fees; benefits; incentives
– salary	2,122	2,057	2,042
– fees	1,702	1,696	1,780
– taxable benefits	709	563	497
– short-term incentives	4,689	4,622	3,940
– long-term incentives	10,192	4,483	647
Sub-total	19,414	13,421	8,906
Pension; other emoluments
– pension	612	634	936
– other emoluments	50	44	51
Sub-total	662	678	987
Total emoluments	20,076	14,099	9,893
Executive Directors [Member]
Salary; fees; benefits; incentives
– salary	2,122	2,057	2,042
– taxable benefits	385	335	259
– short-term incentives	4,689	4,622	3,940
– long-term incentives	10,192	4,483	647
Sub-total	17,388	11,497	6,888
Pension; other emoluments
– pension	612	634	936
– other emoluments	50	44	51
Sub-total	662	678	987
Total emoluments	18,050	12,175	7,875
Chairman [Member]
Salary; fees; benefits; incentives
– fees	660	645	642
– taxable benefits	129	106	85
Sub-total	789	751	727
Pension; other emoluments
Total emoluments	789	751	727
Non-Executive Directors [Member]
Salary; fees; benefits; incentives
– fees	1,042	1,051	1,138
– taxable benefits	195	122	153
Sub-total	1,237	1,173	1,291
Pension; other emoluments
Total emoluments	£ 1,237	£ 1,173	£ 1,291